                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               ----------------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    QVT Financial LP
Address: 1177 Avenue of the Americas, 9th Floor,
         New York, New York 10036

Form 13F File Number: 28-11172

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tracy Fu
Title:   Managing Member of QVT Financial GP LLC
         (General Partner of QVT Financial LP)
Phone:   (212) 705-8888

Signature, Place, and Date of Signing:

         /s/ Tracy Fu                 New York, NY           February 14, 2011
------------------------------   ----------------------   ----------------------
         [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       70
Form 13F Information Table Value Total:  1798122
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

----------------------------------------------------------------------------------------------------------------------------------
       COLUMN 1                   COLUMN 2     COLUMN 3 COLUMN 4         COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------------------------
                                                                      AMOUNT AND TYPE
                                                                        OF SECURITY                             VOTING AUTHORITY
                                                                 ------------------------                     --------------------
                                                         VALUE   SHR OR                   INVESTMENT  OTHER
    NAME OF ISSUER           TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS INC     COM              00163U106   18104   1000196   SH              DEFINED            1000196    0    0
ANACOR PHARMACEUTICALS INC   COM              032420101    9129   2000000   SH              DEFINED            2000000    0    0
ANADYS PHARMACEUTICALS INC   COM              03252Q408   14552  11386445   SH              DEFINED           11386445    0    0
ARCELORMITTAL SA LUXEMBOURG  NOTE 5.000% 5/1  03938LAK0   22548  15500000   PRN             DEFINED           15500000    0    0
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119       0   1651796   SH              DEFINED            1651796    0    0
ASBURY AUTOMOTIVE GROUP INC  COM              043436104   50273   2863571   SH              DEFINED            2863571    0    0
AUTOMATIC DATA PROCESSING IN COM              053015103   70136   1515464   SH              DEFINED            1515464    0    0
AUTONATION INC               COM              05329W102   38928   1380413   SH              DEFINED            1380413    0    0
AVANIR PHARMACEUTICALS INC   CL A NEW         05348P401    8302   2034780   SH              DEFINED            2034780    0    0
BRF-BRASIL FOODS S A         SPONSORED ADR    10552T107    4861    287982   SH              DEFINED             287982    0    0
CITIGROUP INC                COM              172967101   98674  20861340   SH              DEFINED           20861340    0    0
CITIZENS REPUBLIC BANCORP IN COM              174420109    6195  10072732   SH              DEFINED           10072732    0    0
CONOCOPHILLIPS               COM              20825C104   29712    436300   SH              DEFINED             436300    0    0
CYTOKINETICS INC             COM              23282W100    6762   3405459   SH              DEFINED            3405459    0    0
DELTA AIR LINES INC DEL      COM NEW          247361702     187     14861   SH              DEFINED              14861    0    0
DORAL FINL CORP              COM NEW          25811P886     181     59765   SH              DEFINED              59765    0    0
DRYSHIPS INC.                NOTE 5.000%12/0  262498AB4   28469  27500000   PRN             DEFINED           27500000    0    0
DYAX CORP                    COM              26746E103    4237   1961376   SH              DEFINED            1961376    0    0
DYNEGY INC DEL               COM              26817G300    9961   1772505   SH              DEFINED            1772505    0    0
E TRADE FINANCIAL CORP       COM NEW          269246401   53426   3339128   SH              DEFINED            3339128    0    0
ELLINGTON FINANCIAL LLC      COM              288522303    7410    333168   SH              DEFINED             333168    0    0
GASCO ENERGY INC             COM              367220100     457   1306270   SH              DEFINED            1306270    0    0
GENERAL MTRS CO              JR PFD CNV SRB   37045V209   31103    575562   SH              DEFINED             575562    0    0
GENZYME CORP                 COM              372917104   21645    304000   SH              DEFINED             304000    0    0
GOLDMAN SACHS GROUP INC      COM              38141G104   23761    141300   SH     CALL     DEFINED             141300    0    0
HALOZYME THERAPEUTICS INC    COM              40637H109   15335   2038174   SH              DEFINED            2038174    0    0
HEARTWARE INTL INC           NOTE 3.500%12/1  422368AA8    4422   4000000   PRN             DEFINED            4000000    0    0
HUMAN GENOME SCIENCES INC    NOTE 2.250%10/1  444903AK4   11490   7146000   PRN             DEFINED            7146000    0    0
HUMAN GENOME SCIENCES INC    COM              444903108    3873    162121   SH              DEFINED             162121    0    0
ICAGEN INC                   COM NEW          45104P500     949    536108   SH              DEFINED             536108    0    0
ILLUMINA INC                 NOTE 0.625% 2/1  452327AB5   63869  22000000   PRN             DEFINED           22000000    0    0
INCYTE CORP                  NOTE 4.750%10/0  45337CAJ1   37588  18000000   PRN             DEFINED           18000000    0    0
INFORMATICA CORP             NOTE 3.000% 3/1  45666QAB8   13377   6052000   PRN             DEFINED            6052000    0    0
INHIBITEX INC                COM              45719T103   21513   9193753   SH              DEFINED            9193753    0    0
INTERMUNE INC                NOTE 5.000% 3/0  45884XAD5    3171   1500000   PRN             DEFINED            1500000    0    0
INTERMUNE INC                COM              45884X103  131234   3605332   SH              DEFINED            3605332    0    0
ISHARES INC                  MSCI BRAZIL      464286400    1548     20000   SH     PUT      DEFINED              20000    0    0
ISHARES TR                   MSCI EMERG MKT   464287234   29062    610000   SH     PUT      DEFINED             610000    0    0
JPMORGAN CHASE & CO          COM              46625H100  128913   3038969   SH              DEFINED            3038969    0    0
MACROVISION CORP             NOTE 2.625% 8/1  555904AB7   11094   5000000   PRN             DEFINED            5000000    0    0
MBIA INC                     COM              55262C100    7638    637000   SH     PUT      DEFINED             637000    0    0
MEDIVATION INC               COM              58501N101   69559   5094766   SH              DEFINED            5094766    0    0
MOLECULAR INSIGHT PHARM INC  COM              60852M104      58    364581   SH              DEFINED             364581    0    0
OPTIMER PHARMACEUTICALS INC  COM              68401H104   12575   1170367   SH              DEFINED            1170367    0    0
PAPA JOHNS INTL INC          COM              698813102   13850    500000   SH              DEFINED             500000    0    0
PETROLEO BRASILEIRO SA PETRO SPONSORED ADR    71654V408   24564    649150   SH              DEFINED             649150    0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VTG   71654V101   29002    848761   SH              DEFINED             848761    0    0
PHARMASSET INC               COM              71715N106   59306   1433134   SH              DEFINED            1433134    0    0
PRIDE INTL INC DEL           COM              74153Q102    3153     95541   SH              DEFINED              95541    0    0
REGENERON PHARMACEUTICALS    COM              75886F107   41261   1256807   SH              DEFINED            1256807    0    0
ROWAN COS INC                COM              779382100   24235    694226   SH              DEFINED             694226    0    0
SEANERGY MARITIME HLDGS CORP *W EXP 09/24/201 Y73760111       0    498093   SH              DEFINED             498093    0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605    2392    150000   SH     PUT      DEFINED             150000    0    0
SPDR GOLD TRUST              GOLD SHS         78463V107  121352    874800   SH              DEFINED             874800    0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   16360    130100   SH     PUT      DEFINED             130100    0    0
TD AMERITRADE HLDG CORP      COM              87236Y108   39276   2068246   SH              DEFINED            2068246    0    0
TENET HEALTHCARE CORP        COM              88033G100   20070   3000000   SH              DEFINED            3000000    0    0
THE9 LTD                     ADR              88337K104    9784   1479788   SH              DEFINED            1479788    0    0
TOP SHIPS INC                COM NEW          Y8897Y305    2092   2132709   SH              DEFINED            2132709    0    0
TPC GROUP INC                COM              89236Y104   69730   2705145   SH              DEFINED            2705145    0    0
TRANSOCEAN INC               NOTE 1.500%12/1  893830AW9   66148  68300000   PRN             DEFINED           68300000    0    0
TRANSOCEAN LTD               REG SHS          H8817H100   22769    327560   SH              DEFINED             327560    0    0
TRINA SOLAR LIMITED          SPON ADR         89628E104   10394    443812   SH              DEFINED             443812    0    0
UNITED THERAPEUTICS CORP DEL NOTE 0.500%10/1  91307CAD4   33755  20000000   PRN             DEFINED           20000000    0    0
VERENIUM CORP                NOTE 9.000% 4/0  92340PAB6    7313   7584000   PRN             DEFINED            7584000    0    0
VERTEX PHARMACEUTICALS INC   COM              92532F100   17231    491900   SH     PUT      DEFINED             491900    0    0
WUHAN GENERAL GRP CHINA INC  COM              982569105     167    738689   SH              DEFINED             738689    0    0
XENOPORT INC                 COM              98411C100   16904   1984067   SH              DEFINED            1984067    0    0
XOMA LTD                     SHS              G9825R206    4828    941068   SH              DEFINED             941068    0    0
ZIOPHARM ONCOLOGY INC        COM              98973P101   15905   3592802   SH              DEFINED            3592802    0    0

SUMMARY:
Total Number of Securities is 70
Total Value in 1000s is 1798122